Note 26 - Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations [Table Text Block]
	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2014	2013	2012
Operating Revenues	$-	$-	$14,187
Net income / (loss)	$2,934	$(11,422)	$(1,800)